Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income Reclassifications (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 9,039,883	$ 6,955,930	$ 5,358,656
Selling, general and other expenses, which includes pension expense	(1,278,447)	(1,078,956)	(1,009,643)
Principal transactions
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	1,623,713	1,916,508	$ 559,300
Net unrealized gains (losses) on instrument specific credit risk, net of income tax provision (benefit) of $599 and $146
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification for the period, tax	599	146
Net minimum pension liability
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification for the period, tax	(1,054)	(957)
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, net of tax	(1,277)	(2,475)
Amount Reclassified from Accumulated Other Comprehensive Income (Loss) | Net unrealized gains (losses) on instrument specific credit risk, net of income tax provision (benefit) of $599 and $146 | Principal transactions
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	1,861	397
Amount Reclassified from Accumulated Other Comprehensive Income (Loss) | Net minimum pension liability
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and other expenses, which includes pension expense	$ (3,138)	$ (2,872)